Capital Disclosures - Summary of Total Capital (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (8,859)	$ (22,583)
Current portion of long-term debt	12,687	12,808
Long-term debt	104,695	114,382
Share capital	312,409	311,967
Deficit	(157,370)	(141,481)
Accumulated other comprehensive income	4,606	4,610
Contributed surplus	15,559	14,092
Capital	287,809	300,832
Contingent consideration recognised as of acquisition date	$ 4,082	$ 7,037